Summary of Significant Accounting Policies (Inventories) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Advance purchases of inventory	$ 31.7	$ 23.4